UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         GSCP (NJ), L.P.
Address:      500 Campus Dr., Suite 220
              Florham Park, NJ  07932

Form 13F File Number:  28-10125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
Title:   Vice President Finance
Phone:   973-593-5413

Signature, Place, and Date of Signing:

/s/ Richard T. Allorto, Jr.      Florham Park, NJ                 5/11/06
---------------------------   -----------------------     ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entities in this list, omit this section.]

     Form 13F File Number          Name

     28-
        ---------------------      ----------------------------
        [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------

Form 13F Information Table Entry Total: 6
                                        ----------------------

Form 13F Information Table Value Total: $401,825
                                        ----------------------
                                            (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number          Name

          28-
------       ---------------------      ----------------------------

[Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE


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        Column 1          Column 2      Column 3     Column 4        Column 5            Column 6    Column 7       Column 8
  ------------------  -------------  -------------  -----------   ---------------     ------------- ----------- -----------------
                                                    VALUE       SHRS OR    SH/  PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION   MANAGERS   SOLE  SHARED NONE
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Exide Technologies            Com       302051206     3,432       1,199,994   SH           Sole          None          Sole

Deerfield Triarc
 Cap Corp                     Com       244572301     9,300         689,400   SH           Sole          None          Sole

Regal Entertainment Group     CL A      758766109   219,601      11,674,685   SH           Sole          None          Sole

Sun Healthcare Group Inc.     Com       866933401     8,515       1,130,777   SH           Sole          None          Sole

Allied Waste Industries Inc.  Com       019589308   135,374      11,059,999   SH           Sole          None          Sole

Cherokee International Corp.  Com       164450108    25,603       5,020,148   SH           Sole          None          Sole

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[Repeat as necessary]